Equity-Accounted Investments - Yamal LNG Joint Venture - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Return of capital and repayment of advances from equity-accounted joint ventures		$ 0	$ 92,320	$ 5,500
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Total capital returned to joint venture partners	$ 104,000
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Secured financing	1,600,000		1,600,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Return of capital and repayment of advances from equity-accounted joint ventures	52,000
Carrying value of guarantee liability	$ 600	$ 600	$ 600
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%